Derivative Financial Instruments and Fair Value Measurements	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Fair Value Measurements

NOTE 10 - DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Derivative Financial Instruments:

The Company had $169,500 of convertible debt, that contain embedded conversion options and is treated as derivative instruments outstanding at March 31, 2020.

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Binomial Trees Method. The closing price of the Company’s common stock at March 31, 2020, the last trading day of the quarter ended March 31, 2020, was $0.03. Volatility, expected remaining term and risk-free interest rates used to estimate the fair value of derivative liabilities at March 31, 2020 are indicated in the table that follows. The expected term is equal to the remaining term of the warrants or convertible instruments and the risk-free rate is based upon rates for treasury securities with the same term.

Convertible Debt

	Initial Valuations (on new derivative instruments entered into during the nine months ended March 31, 2020)	March 31, 2020
Volatility	227.82-279.44%	275.06%
Expected Remaining Term (in years)	1	00.01 – 0.95
Risk Free Interest Rate	1.53-1.59%	0.05% – 0.17%
Expected dividend yield	None	None

Fair Value Measurements:

The Company measures and reports at fair value the liability for derivative instruments. The fair value liabilities for price adjustable warrants and embedded conversion options have been recorded as determined utilizing the Binomial Trees model. The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2020:

	Balance at March 31, 2020	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$318,368	$—	$—	$318,368
Total	$318,368	$—	$—	$318,368

The following is a roll forward for the nine months ended March 31, 2020 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2019	$698,264
Initial fair value of embedded conversion option derivative liability recorded as debt discount	227,000
Initial fair value of embedded conversion option derivative liability recorded as expense	351,461
Reductions due to conversions	(308,522)
Change in fair value included in statements of operations	(649,835)
Balance at March 31, 2020	$318,368

NOTE 12 - DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Derivative Financial Instruments:

The Company applies the provisions of ASC 815-40, Contracts in Entity’s Own Equity, under which convertible instruments and warrants, which contain terms that protect holders from declines in the stock price (reset provisions), may not be exempt from derivative accounting treatment. As a result, warrants and embedded conversion options in convertible debt are recorded as a liability and are revalued at fair value at each reporting date. If the fair value of the warrants exceeds the face value of the related debt, the excess is recorded as change in fair value in operations on the issuance date. The Company had $9,000 and $429,000 of convertible debt, which is treated as derivative instruments outstanding at June 30, 2019 and 2018 respectively. The Company had 0 and 12,000 warrants treated as derivatives at June 30, 2019 and 2018 respectively.

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Binomial Trees Method. The closing price of the Company’s common stock at June 28, 2019, the last trading day of the fiscal year ended June 30, 2019, was $6.00. Volatility, expected remaining term and risk free interest rates used to estimate the fair value of derivative liabilities at June 30, 2019 are indicated in the table that follows. The expected term is equal to the remaining term of the warrants or convertible instruments and the risk free rate is based upon rates for treasury securities with the same term.

Warrants

	June 30, 2018	June 30, 2019
Volatility	110%	N/A
Expected remaining term	.25	N/A
Risk-free interest rate	1.93%	N/A
Expected dividend yield	None	N/A

Convertible Debt

	Initial Valuations	June 30, 2018	June 30, 2019
Volatility	320%	191 - 221%	355%
Expected remaining term	1.00	0.56 - 1.1	0.11 - 0.90
Risk-free interest rate	2.32%	2.11 - 2.33%	1.92 - 2.15%
Expected dividend yield	None	None	None

Fair Value Measurements:

The Company measures and reports at fair value the liability for derivative instruments. The fair value liabilities for price adjustable warrants and embedded conversion options have been recorded as determined utilizing the Binomial Trees model. The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2019:

	Balance at June 30, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$698,264	$—	$—	$698,264
Total	$698,264	$—	$—	$698,264

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2018:

	Balance at June 30, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$371,532	$—	$—	$371,532
Total	$371,532	$—	$—	$371,532

The following is a roll forward for the years ended June 30, 2019 and 2018 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2017	$881,172
Effects of foreign currency exchange rate changes	38
Reductions due to conversions	(861,695)
Reductions due to repayment of debt	(199,339)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	543,744
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option	313,694
Change in fair value included in statements of operations	(306,082)
Balance at June 30, 2018	371,532
Reductions due to repayment of debt	(936,650)
Reduction due to conversions	(1,388,764)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	180,000
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option	382,944
Change in fair value included in statements of operations	2,089,202
Balance at June 30, 2019	$698,264